CONVERTIBLE DEBENTURES AND NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Convertible Debentures And Notes
CONVERTIBLE DEBENTURES AND NOTES

NOTE 9 – CONVERTIBLE DEBENTURES AND NOTES

June 2021 Debenture

On June 18, 2021, the Company sold an aggregate of $600,000 of senior convertible debentures (“June Debentures”) for (i) $500,000 in cash and (ii) $100,000 in cancellation of outstanding indebtedness to existing accredited and institutional investors of the Company. The June Debentures (i) are non-interest bearing, (ii) have a maturity date of June 18, 2022, (iii) are convertible into shares of Common Stock at the election of the holders at any time, subject to a beneficial ownership limitation of 9.99%, and (iv) have a conversion price equal to the lesser of $24.75 and 85% of the lowest Volume Weighted Average Price (VWAP) during the five (5) trading days immediately prior to the conversion date, subject to adjustment, as described therein.

The June Debentures also contain provisions providing for an adjustment in the event of stock splits or dividends, and fundamental transactions. The investors also have the right to participate in subsequent rights offerings and pro rata distributions. Additionally, the June Debentures contains anti-dilution protection in the event of subsequent equity sales at a price that is lower than the then applicable conversion price until such time that the June Debentures are no longer outstanding. Additionally, the Company has the option to redeem some or all of the June Debentures for cash upon notice of twenty (20) trading days provided certain conditions are met by the Company as more fully described in the June Debentures.

We recorded an initial derivative liability of $644,457 related to the fair value of the derivative liability associated with the June Debentures. We recorded debt discount of $600,000, which will be amortized to interest expense over the term of the June Debentures, and we charged $44,457 to interest expense upon issue. We have amortized $155,000 and $175,000 of discount to interest expense during the three and nine months ended September 30, 2021, respectively. Unamortized discount at September 30, 2021 was $425,000.

January 2021 Debenture

On January 12, 2021, we sold a $500,000 senior convertible debenture (“January Debenture”) for (i) $500,000 for cash to an existing institutional investor of the Company. The January Debenture (i) is non-interest bearing, (ii) has a maturity date of January 12, 2022, (iii) is convertible into shares of Common Stock at the election of the holder at any time, subject to a beneficial ownership limitation of 9.99%, and (iv) has a conversion price equal to the lesser of $24.75 and 85% of the lowest VWAP during the five (5) trading days immediately prior to the conversion date, subject to adjustment, as described therein.

The January Debenture also contains provisions providing for an adjustment in the event of stock splits or dividends, and fundamental transactions. The investor also has the right to participate in subsequent rights offerings and pro rata distributions. Additionally, the January Debentures contains anti-dilution protection in the event of subsequent equity sales at a price that is lower than the then applicable conversion price until such time that the January Debenture is no longer outstanding. Additionally, the Company has the option to redeem some or all of the January Debenture for cash upon notice of twenty (20) trading days provided certain conditions are met by the Company as more fully described in the January Debenture.

During the nine months ended September 30, 2021, $412,480 of January Debenture has been converted to Common Stock and $87,520 remained outstanding at September 30, 2021.

We recorded an initial derivative liability of $709,835 related to the fair value of the derivative liability associated with the January debenture. We recorded debt discount of $500,000, which will be amortized to interest expense over the term of the January debenture, and we charged $209,835 to interest expense upon issue. We have amortized $94,404 and $326,253 of discount to interest expense during the three and nine months ended September 30, 2021, respectively, and $148,842 has been charged off against gain upon the conversion of the October Debentures during the three and nine months ended September 30, 2021. Unamortized discount at September 30, 2021 was $24,905.

October 2020 Debentures

On October 23, 2020, the Company sold an aggregate of $600,000 of senior convertible debentures (“October Debentures”) for (i) $500,000 in cash and (ii) $100,000 in cancellation of outstanding indebtedness to existing accredited and institutional investors of the Company.

The October Debentures (i) are non-interest bearing, (ii) have a maturity date of October 23, 2021, (iii) are convertible into shares of Common Stock at the election of the holders at any time, subject to a beneficial ownership limitation of 9.99%, and (iv) have a conversion price equal to the lesser of (i) $24.75 and (ii) 85% of the lowest VWAP during the five trading days immediately prior to the date of conversion.

During the nine months ended September 30, 2021, $500,000 of October Debentures have been converted to common stock and $100,000 remains outstanding at September 30, 2021.

We had recorded debt discount of $600,000 related to the October Debentures, which will be amortized to interest expense over the term of the October Debentures. We have amortized $23,551 and $168,539 of discount to interest expense during the three and nine months ended September 30, 2021, and $0 and $311,111 has been charged off against gain upon the conversion of the October Debentures during the three and nine months ended September 30, 2021, respectively. Unamortized discount at September 30, 2021 was $7,850.

March 2020 Debentures

On March 6, 2020, the Company sold an aggregate of $250,000 of senior convertible debentures (the “March Debentures”) for cash to existing accredited institutional investors of the Company. The March Debentures (i) are non-interest bearing, (ii) have a maturity date of July 16, 2020 and (iii) are convertible into shares of Common Stock at the election of the holder at any time, subject to a beneficial ownership limitation of 9.99%. The March Debentures have a conversion price equal to the lesser of (i) $24.75 and (ii) 85% of the lowest VWAP during the five trading days immediately prior to the date of conversion. The maturity date of the debentures was extended to June 30, 2021.

The March Debentures were fully converted to Common Stock during the three months ended March 31, 2021.

November 2019 Debentures

An existing institutional investor has paid certain of our accounts payable in the amount of $26,235. We issued $26,235 in new debentures with substantially the same terms as our October Debenture. The debentures were issued in November 2019. The debentures originally matured November 20, 2020. The maturity date of the debentures was extended to June 30, 2021.

The debentures were fully converted to Common Stock during the three months ended March 31, 2021.

October 2019 Debentures

Effective September 30 2019, debenture holders waived certain events of default under debentures and notes issued in our debenture offerings and extended the maturity date of such debentures until March 31, 2020 in exchange for the issuance of $96,000 in new debentures with substantially the same terms as our October Debentures. The debentures were issued in October 2019. The debentures originally matured on October 1, 2020. The maturity date of the debentures was extended to June 30, 2021.

The debentures were fully converted to Common Stock during the three months ended March 31, 2021.

July 2019 Debentures

On July 16, 2019, we entered into securities purchase agreements with certain institutional investors. Pursuant to the securities purchase agreement, we issued an aggregate of $154,000 of senior convertible debentures (the “July 2019 Debentures”) in exchange for the extension of the maturity date of our December 2018 convertible notes and certain of our July 2018 and September 2017 convertible debentures, and the waiver of certain default provisions of our July 2018 and September 2017 convertible debentures. The maturity date of the debentures was extended to June 30, 2021.

The July 2019 Debentures were fully converted to Common Stock during the three months ended March 31, 2021.

December 2018 Notes

On December 13, 2018, we issued an aggregate of $25,000 in convertible promissory notes for cash proceeds of $25,000. The notes mature on the earlier of (i) June 30, 2019 or (ii) such time as we raise capital in exchange for the sale of securities and bear interest at 10% per year, payable on the maturity date. Pursuant to the terms of the notes, they may be converted into shares of Common Stock upon an event of default (as such term is defined in the notes) or upon the maturity date at the election of the holder at a price per share equal to 75% of the lowest trade price of our Common Stock on the trading day immediately prior to the date such exchange is exercised by the holder. The maturity date of the notes was extended to June 30, 2021.

The notes were fully converted to Common Stock during the three months ended March 31, 2021.

July 2018 Debentures

On July 3, 2018, we entered into securities purchase agreements with certain institutional investors. Pursuant to the securities purchase agreement, we sold an aggregate of $515,000 of senior convertible debentures (“July 2018 Debentures”) consisting of $500,000 in cash and the cancellation of $15,000 of obligations of the Company. Pursuant to the terms of the securities purchase agreement, we issued $515,000 in principal amount of July 2018 Debentures. The July 2018 Debentures have substantially the same terms as the October Debentures. The maturity date of the debentures was extended to June 30, 2021.

The July 2018 Debentures were fully converted to common stock during the three months ended March 31, 2021.

September 2017 Debentures

On September 12, 2017, we entered into an exchange agreement with certain holders of our Series A 0% Convertible Preferred Stock (“Series A Shares”) and Series B 0% Convertible Preferred Stock (“Series B Shares”). Pursuant to the terms of the agreement, we issued to the investors approximately $2.5 million in principal amount of senior convertible debentures (the “September 2017 Debentures”) in exchange for 1,614.8125 Series A Shares with a stated value of approximately $1.6 million and 890 Series B Shares with a stated value of approximately $0.9 million. On September 12, 2017, we sold an aggregate of $320,000 of our September 2017 Debentures. The sale consisted of $250,000 in cash and the cancellation of $70,000 of obligations of the Company. The maturity date of the debentures was extended to December 31, 2021.

During the nine months ended September 30, 2021, $589,334 of debenture have been converted to common stock and $110,072 remains outstanding at September 30, 2021.

NOTE 12 – CONVERTIBLE DEBENTURES AND NOTES

Extension of Outstanding Debentures until December 31, 2020

Effective March 6, 2020, Sabby Healthcare Master Fund, Ltd and Sabby Volatility Warrant Master Fund, Ltd. waived certain events of default under debentures and notes issued in our December 2018 note offering, July 2018 debenture offering and September 2017 debenture offering (collectively, the “Debenture Offerings”) and extended the maturity date of such debentures until July 16, 2020. Effective July 16, 2020 the maturity dates of all of the debentures was extended to December 31, 2020. Effective December 31, 2020, the maturity date of all debentures that matured during 2020 were extended to June 30, 2021.

Conversion Price Adjustment Agreement

On November 25, 2020, the Company entered into a conversion price adjustment agreement (the “Agreement”) with Sabby Healthcare Master Fund, Ltd. and Sabby Volatility Warrant Master Fund, Ltd. (collectively, “Sabby”). Pursuant to the Agreement, approximately $2.4 million in outstanding senior convertible debentures held by Sabby were amended such that their conversion prices into common stock of the Company are equal to the lesser of (i) $24.75 and (ii) 85% of the lowest volume-weighted average price during the five trading days immediately prior to the date of conversion.

October 2020 Debentures

On October 23, 2020, the Company sold an aggregate of $600,000 of senior convertible debentures (“Debentures”) for (i) $500,000 in cash and (ii) $100,000 in cancellation of outstanding indebtedness to existing accredited and institutional investors (the “Investors”) of the Company.

The Debentures (i) are non-interest bearing, (ii) have a maturity date of October 23, 2021, (iii) are convertible into shares of common stock (“Common Stock”) of the Company at the election of the Investors at any time, subject to a beneficial ownership limitation of 9.99%, and (iv) have a conversion price equal to the lesser of (i) $24.75 and (ii) 85% of the lowest volume-weighted average price during the five trading days immediately prior to the date of conversion.

The Debentures also contain provisions providing for an adjustment in the event of stock splits or dividends, and fundamental transactions. The Investors also have the right to participate in subsequent rights offerings and pro rata distributions. Additionally, the Debentures contain anti-dilution protection in the event of subsequent equity sales at a price that is lower than the then applicable conversion price until such time that the Debentures are no longer outstanding. Additionally, the Company has the option to redeem some or all of the Debentures for cash upon notice of twenty (20) trading days provided certain conditions are met by the Company as more fully described in the Debentures.

Without the approval of the Debenture holders holding at least 67% of the then outstanding principal amount of the Debentures, the Company may not (i) amend its charter documents in any manner that adversely affects the rights of any Investor, (ii) repay or repurchase or acquire shares of its Common Stock, (iii) repay, repurchase, or acquire certain indebtedness, or (iv) pay cash dividends or distributions on any equity securities of the Company.

We recorded an initial derivative liability of $619,627 related to the fair value of the derivative liability associated with the debentures. We recorded debt discount of $600,000, which will be amortized to interest expense over the term of the debentures, and we charged $19,627 to interest expense upon issue. We have amortized $112,500 of discount to interest expense at December 31, 2020.

March 2020 Debentures

On March 6, 2020, the Company sold an aggregate of $250,000 of senior convertible debentures (the “March 2020 Debentures”) for cash to existing accredited institutional investors of the Company (the “March 2020 Offering”). The March 2020 Debentures issued (i) are non-interest bearing, (ii) have a maturity date of July 16, 2020 and (iii) are convertible into shares of common stock of the Company at the election of the Investor at any time, subject to a beneficial ownership limitation of 9.99%. The March Debentures have a conversion price equal to the lesser of (i) $24.75 and (ii) 85% of the lowest volume-weighted average price during the five trading days immediately prior to the date of conversion. The maturity date of the debentures has been extended to June 30, 2021.

The March 2020 Debentures also contain provisions providing for an adjustment in the event of stock splits or dividends, and fundamental transactions. The investors will also have the right to participate in subsequent rights offerings and pro rata distributions. Additionally, the March 2020 Debentures contain anti-dilution protection in the event of subsequent equity sales at a price that is lower than the then applicable conversion price until such time that the March 2020 Debentures are no longer outstanding. Additionally, the Company has the option to redeem some or all of the March 2020 Debentures for cash upon notice of twenty (20) trading days provided certain conditions are met by the Company as more fully described in the debentures.

Furthermore, without the approval of the debenture holders holding at least 67% of the then outstanding principal amount of the March Debentures, the Company may not (i) amend its charter documents in any manner that adversely affects the rights of any investor, (ii) repay or repurchase or acquire shares of its common stock, (iii) repay, repurchase, or acquire certain indebtedness, or (iv) pay cash dividends or distributions on any equity securities of the Company.

We recorded debt discount of $167,080 related to the fair value of the derivative liability associated with the debentures at the date of issuance. This discount has been fully amortized to interest expense at December 31, 2020.

November 2019 Debentures

Sabby Volatility Warrant Master Fund, Ltd. has paid certain of our accounts payable in the amount of $26,235. We issued $26,235 in new debentures with substantially the same terms as those issued in our Debenture Offerings. The debentures were issued in November 2019. The debentures originally matured November 20, 2020. The maturity date of the debentures has been extended to June 30, 2021.

October 2019 Debentures

Effective September 30 2019, Sabby Healthcare Master Fund, Ltd and Sabby Volatility Warrant Master Fund, Ltd. waived certain events of default under debentures and notes issued in our Debenture Offerings and extended the maturity date of such debentures until March 31, 2020 in exchange for the issuance of $96,000 in new debentures with substantially the same terms as those issued in our Debenture Offerings. The debentures were issued in October 2019. The debentures originally matured on October 1, 2020. The maturity date of the debentures has been extended to June 30, 2021.

July 2019 Debentures

On July 16, 2019, we entered into securities purchase agreements with certain institutional investors. Pursuant to the securities purchase agreement, we issued an aggregate of $154,000 of senior convertible debentures (the “July 2019 Debentures”) in exchange for the extension of the maturity date of our December 2018 convertible notes and certain of our July 2018 and September 2017 convertible debentures, and the waiver of certain default provisions of our July 2018 and September 2017 convertible debentures. We charged $154,000 to finance cost at the date of issuance.

The July 2019 Debentures (i) are non-interest bearing, (ii) have a maturity date one (1) year from the date of issuance and (iii) are convertible into shares of our common stock at the election of the investor at any time, subject to a beneficial ownership limitation of 4.99% which may be increased to 9.99% by the investor upon 61 days’ notice. The July 2019 Debentures have a conversion price equal to the lesser of (i) $24.75 and (ii) 85% of the lowest volume-weighted average price during the five trading days immediately prior to the date of conversion. The July 2019 Debentures also contain provisions providing for an adjustment in the event of stock splits or dividends, and fundamental transactions. The investors will also have the right to participate in subsequent rights offerings and pro rata distributions. Additionally, the July 2019 Debentures contain anti-dilution protection in the event of subsequent equity sales at a price that is lower than the then applicable conversion price until such time that the July 2019 Debentures are no longer outstanding. Additionally, the Company has the option to redeem some or all of the July 2019 Debentures for cash upon notice of twenty (20) trading days provided certain conditions are met by the Company as more fully described in the July 2019 Debentures. The maturity date of the debentures has been extended to June 30, 2021.

Furthermore, without the approval of the Investors holding at least 67% of the then outstanding principal amount of the July 2019 Debentures, the Company may not (i) amend its charter documents in any manner that adversely affects the rights of any Investor, (ii) repay or repurchase or acquire shares of its Common Stock, (iii) repay, repurchase, or acquire certain indebtedness, or (iv) pay cash dividends or distributions on any equity securities of the Company. The Company is also obligated under the Securities Purchase Agreement to pay investors, as partial liquidated damages, a fee of 2.0% of each Investor’s initial principal amount of such Investor’s July 2019 Debenture in cash upon our failure to have current public information available beginning six (6) months after the issuance date of the Debentures.

December 2018 Debentures

On December 13, 2018 we issued an aggregate of $25,000 in convertible promissory notes (“Notes”) for cash proceeds of $25,000. The Notes will mature on the earlier of (i) June 30, 2019 or (ii) such time as we raise capital in exchange for the sale of securities (“Maturity Date”) and bear interest at 10% per year, payable on the Maturity Date. Pursuant to the terms of the Notes, the Notes may be converted into shares of common stock upon an Event of Default (as such term is defined in the Notes) or upon the Maturity Date at the election of the holder at a price per share equal to 75% of the lowest trade price of our common stock on the trading day immediately prior to the date such exchange is exercised by the holder. The maturity date of the debentures has been extended to June 30, 2021.

July 2018 Debentures

On July 3, 2018, we entered into securities purchase agreements with certain institutional investors. Pursuant to the securities purchase agreement, we sold an aggregate of $515,000 of senior convertible debentures (“July 2018 Debentures”) consisting of $500,000 in cash and the cancellation of $15,000 of obligations of the Company. Pursuant to the terms of the securities purchase agreement, we issued $515,000 in principal amount of July 2018 Debentures. The July 2018 Debentures have substantially the same terms as the July 2019 Debentures. The maturity date of the debentures has been extended to June 30, 2021.

September 2017 Debentures

On September 12, 2017 we entered into an exchange agreement (“Exchange Agreement”) with certain holders of our Series A 0% Convertible Preferred Stock (“Series A Shares”) and Series B 0% Convertible Preferred Stock (“Series B Shares”). Pursuant to the terms of the Exchange Agreement, we issued to the investors approximately $2.5 million in principal amount of senior convertible debentures (the “September 2017 Debentures”) in exchange for 1,614.8125 Series A Shares with a stated value of approximately $1.6 million and 890 Series B Shares with a stated value of approximately $0.9 million.

On September 12, 2017, we sold an aggregate of $320,000 of our September 2017 Debentures. The sale consisted of $250,000 in cash and the cancellation of $70,000 of obligations of the Company.

The September 2017 Debentures have substantially the same terms as the July 2019 Debentures. The maturity date of the debentures has been extended to June 30, 2021.

As a result of a buy-in failure to deliver certain shares pursuant to a debenture conversion, the Company incurred penalties of $24,551, as provided for in the debenture; such amount reduced the gain on our conversion of debt during the year ended December 31, 2020.